VIA EDGAR
March 15, 2007
Securities and Exchange Commission
Judiciary Plaza
450 5th Street, N.W.
Washington, D.C. 20549

Re:	SEC File #0—16759 First Financial Corporation, Terre Haute, Indiana Form 10-K
Ladies and Gentlemen:
On behalf of First Financial Corporation (the “Company”), enclosed for filing with your office, via EDGAR, is the Company’s Form 10-K, Annual Report pursuant to Section 13 or 15(d) of the Securities Exchange Act of 1934, as amended, for the fiscal year ended December 31, 2006. The financial statements included in the enclosed Form 10-K do not reflect a change from the preceding year in any accounting principles or practices, or in the method of applying any such principles or practices.
If any member of the staff of the Commission has any questions or comments with respect to the enclosed materials, please contact the undersigned at 812-238-6264.
Very truly yours,
/s/ Michael A. Carty
Michael A. Carty Secretary,
Treasurer and CFO